Transition to IFRS 9 and IFRS 15 - IFRS 15: Revenue from Contracts with Customers - Narrative (Details) - GBP (£)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue	£ 14,066,000,000
Operating costs	12,063,000,000	£ 11,757,000,000		£ 11,827,000,000
Operating profit	2,870,000,000	£ 3,493,000,000	[1]	£ 3,208,000,000
Increase (decrease) due to application of IFRS 15 | Previous GAAP
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue	1,197,000,000
Operating costs	1,197,000,000
Operating profit	0
US Regulated and UK Gas Transmission | Increase (decrease) due to application of IFRS 15 | Previous GAAP
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue	57,000,000
Operating profit	57,000,000
UK Regulated | Increase (decrease) due to application of IFRS 15 | Previous GAAP
Disclosure of comparative information prepared under previous GAAP [line items]
Revenue	(26,000,000)
Operating profit	£ (23,000,000)

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).